Share-based Payment - Summary of Restricted Share (Detail) - Restricted Shares [member]	12 Months Ended
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	1,266,013	923,425
Allotted	322,041	868,505
Released	(179,557)	(486,964)
Forfeited	(8,817)	(38,953)
Outstanding at end of period	1,399,680	1,266,013
Fair value at measurement date	¥ 3,749	¥ 3,015